long-term debt	12 Months Ended
Dec. 31, 2017
long-term debt
long-term debt

26long-term debt

(a)Details of long-term debt

As at December 31 (millions)	Note	2017	2016
TELUS Corporation notes	(b)	$11,561	$11,367
TELUS Corporation commercial paper	(c)	1,140	613
TELUS Communications Inc. debentures	(e)	620	619
TELUS International (Cda) Inc. credit facility	(f)	339	332

Long-term debt		$13,660	$12,931

Current		$1,404	$1,327
Non-current		12,256	11,604

Long-term debt		$13,660	$12,931

(b)TELUS Corporation notes

The notes are senior, unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured, unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants which, among other things, place limitations on our ability and the ability of certain of our subsidiaries to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

						Principal face amount		Redemption present value spread
Series 1	Issued	Maturity	Issue price	Effective interest rate 2		Originally issued	Outstanding at financial statement date	Basis points	Cessation date
4.95% Notes, Series CD	March 2007	March 2017	$999.53	4.96%		$700 million	$ NIL	24 3	N/A
5.05% Notes, Series CG 4	December 2009	December 2019	$994.19	5.13%		$1.0 billion	$1.0 billion	45.5 3	N/A
5.05% Notes, Series CH 4	July 2010	July 2020	$997.44	5.08%		$1.0 billion	$1.0 billion	47 3	N/A
3.35% Notes, Series CJ 4	December 2012	March 2023	$998.83	3.36%		$500 million	$500 million	40 5	Dec. 15, 2022
3.35% Notes, Series CK 4	April 2013	April 2024	$994.35	3.41%		$1.1 billion	$1.1 billion	36 5	Jan. 2, 2024
4.40% Notes, Series CL 4	April 2013	April 2043	$997.68	4.41%		$600 million	$600 million	47 5	Oct. 1, 2042
3.60% Notes, Series CM 4	November 2013	January 2021	$997.15	3.65%		$400 million	$400 million	35 3	N/A
5.15% Notes, Series CN 4	November 2013	November 2043	$995.00	5.18%		$400 million	$400 million	50 5	May 26, 2043
3.20% Notes, Series CO 4	April 2014	April 2021	$997.39	3.24%		$500 million	$500 million	30 5	Mar. 5, 2021
4.85% Notes, Series CP 4	Multiple 6	April 2044	$987.91 6	4.93	% 6	$500 million 6	$900 million 6	46 5	Oct. 5, 2043
3.75% Notes, Series CQ 4	September 2014	January 2025	$997.75	3.78%		$800 million	$800 million	38.5 5	Oct. 17, 2024
4.75% Notes, Series CR 4	September 2014	January 2045	$992.91	4.80%		$400 million	$400 million	51.5 5	July 17, 2044
1.50% Notes, Series CS 4	March 2015	March 2018	$999.62	1.51%		$250 million	$250 million	N/A 7	N/A
2.35% Notes, Series CT 4	March 2015	March 2022	$997.31	2.39%		$1.0 billion	$1.0 billion	35.5 5	Feb. 28, 2022
4.40% Notes, Series CU 4	March 2015	January 2046	$999.72	4.40%		$500 million	$500 million	60.5 5	July 29, 2045
3.75% Notes, Series CV 4	December 2015	March 2026	$992.14	3.84%		$600 million	$600 million	53.5 5	Dec. 10, 2025
2.80% U.S. Dollar Notes 4, 8	September 2016	February 2027	US$991.89	2.89%		US$600 million	US$600 million	20 9	Nov. 16, 2026
3.70% U.S. Dollar Notes 4, 10	March 2017	September 2027	US$998.95	3.71%		US$500 million	US$500 million	20 9	June 15, 2027
4.70% Notes, Series CW 4	March 2017	March 2048	$990.65	4.76%		$325 million	$325 million	58.5 5	Sept. 6, 2047

(1)	Interest is payable semi-annually.
(2)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(3)

The notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

(4)

This series of notes requires us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

(5)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT and Series CU notes, where it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)	The notes are not redeemable at our option, other than in the event of certain changes in tax laws.
(8)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 2.95% and an issued and outstanding amount of $792 million (reflecting a fixed exchange rate of $1.3205).

(9)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(10)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) which effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 3.41% and an issued and outstanding amount of $667 million (reflecting a fixed exchange rate of $1.3348).

(c)TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.25 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.4 billion (2016 — $1.4 billion). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2017, we had $1,140 million of commercial paper outstanding, all of which was denominated in U.S. dollars (US$908 million), with an effective weighted average interest rate of 1.83%, maturing through April 2018.

(d)TELUS Corporation credit facility

As at December 31, 2017, TELUS Corporation had an unsecured revolving $2.25 billion bank credit facility, expiring on May 31, 2021, with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

TELUS Corporation’s credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests. These tests are that our net debt to operating cash flow ratio must not exceed 4.00:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined under the credit facility.

Continued access to TELUS Corporation’s credit facility is not contingent on TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2017	2016
Net available	$1,110	$1,637
Backstop of commercial paper	1,140	613

Gross available	$2,250	$2,250

We had $224 million of letters of credit outstanding as at December 31, 2017 (2016 — $210 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility.

(e)TELUS Communications Inc. debentures

The Series 3 and 5 Debentures were issued by a predecessor corporation of TELUS Communications Inc., BC TEL, under a Trust Indenture dated May 31, 1990. The Series B Debentures were issued by a predecessor corporation of TELUS Communications Inc., AGT Limited, under a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995.

				Principal face amount		Redemption present value spread
Series 1	Issued	Maturity	Issue price	Originally issued	Outstanding at financial statement date	Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175 million	$175 million	N/A (non-redeemable)
9.65% Debentures, Series 5 2	April 1992	April 2022	$972.00	$150 million	$249 million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200 million	$200 million	15 3

(1)	Interest is payable semi-annually.
(2)

Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.

(3)

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not less than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

The debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured by any mortgage, pledge or other charge and are governed by certain covenants, including a negative pledge and a limitation on issues of additional debt, subject to a debt to capitalization ratio and an interest coverage test. Effective June 12, 2009, TELUS Corporation guaranteed the payment of the debentures’ principal and interest.

(f)TELUS International (Cda) Inc. credit facility

As at December 31, 2017, TELUS International (Cda) Inc. had a bank credit facility, secured by its assets, expiring on December 20, 2022, (2016 — May 31, 2021), with a syndicate of financial institutions. The credit facility is comprised of a US$350 million (2016 — US$115 million) revolving component and an amortizing US$120 million (2016 — US$215 million) term loan component. The credit facility is non-recourse to TELUS Corporation. As at December 31, 2017, $346 million ($339 million net of unamortized issue costs) was outstanding, which was denominated in U.S. dollars (US$276 million), with a weighted average interest rate of 3.32%. Subsequent to December 31, 2017, an incremental $94 million (US$75 million) was drawn (see Note 18(c)).

As at December 31 (millions)	2017						2016
	Revolving component		Term loan component		Total		Revolving component		Term loan component		Total
Available	US$	193	US$	N/A	US$	193	US$	72	US$	N/A	US$	72
Outstanding		157		119		276		43		210		253

	US$	350	US$	119	US$	469	US$	115	US$	210	US$	325

TELUS International (Cda) Inc.’s credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (all such terms as used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter-end ratio tests. These tests are that TELUS International (Cda) Inc.’s net debt to operating cash flow ratio generally must not exceed 3.25:1.00 and its operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00, all as defined in the credit facility.

The term loan is subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

(g)Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at December 31, 2017, for each of the next five fiscal years are as follows:

Long-term debt denominated in	Canadian dollars	U.S. dollars
			Derivative liability
Years ending December 31 (millions)	Debt	Debt	(Receive) 1	Pay	Total	Total
2018	$250	$1,147	$(1,144)	$1,160	$1,163	$1,413
2019	1,000	8	—	—	8	1,008
2020	1,000	8	—	—	8	1,008
2021	1,075	8	—	—	8	1,083
2022	1,249	316	—	—	316	1,565
Thereafter	6,325	1,380	(1,380)	1,460	1,460	7,785

Future cash outflows in respect of long-term debt principal repayments	10,899	2,867	(2,524)	2,620	2,963	13,862
Future cash outflows in respect of associated interest and like carrying costs 2	5,506	490	(431)	449	508	6,014

Undiscounted contractual maturities (Note 4(c))	$16,405	$3,357	$(2,955)	$3,069	$3,471	$19,876

(1)	Where applicable, principal-related cash flows reflect foreign exchange rates at December 31, 2017.

(2)

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2017.